      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 8, 2007.
                                                            FILE NOS. 333-137882
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                      [ ]

        Post-Effective Amendment No. 3                   [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 4                             [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on (date) pursuant to paragraph (b) of Rule 485



[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 3 and Amendment No. 4 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                              PART A -- PROSPECTUS



With the exception of any paragraph that discusses the incorporation of the AIG Annual Report or the financial statements of the Registrant and Depositor, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-137882 and 811-09003, filed on July 25, 2007,
Accession No. 0000950124-07-003764.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                SUPPLEMENT TO THE
        POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY (R3855PRO.5)
                         PROSPECTUS DATED JULY 30, 2007

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(Calculated as the percentage of Benefit Base which is initially equal to Gross Purchase Payments made in the first contract year plus Gross Purchase Payments made in contract years 2-5 capped each year at 100% of the Gross Purchase Payments made in the first year, adjusted for excess withdrawals during the applicable period. Thereafter, on each contract anniversary during the first 10 contract years, the Benefit Base is increased to the greater of (a) or (b) where
(a) is the highest contract anniversary value (less Gross Purchase Payments in excess of the annual cap in contract years 2-5 and all Gross Purchase Payments made after the first five years) and (b) is the current Benefit Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period) calculated as the percentage of the greater of (a) Gross Purchase Payments made in the first two years; or (b) the highest contract anniversary value in the first 10 years, each adjusted for withdrawals during the applicable period.)*


ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                       ANNUALIZED FEE
-------------------------------------------                       --------------
For One Covered Person                                                [0.70%]
For Two Covered Persons                                               [0.95%]

* MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.


THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.10%, (including Estate
Plus), the optional MarketLock For Life Plus feature [(0.95%)], and investment in an Underlying Fund with total expenses of 1.85%.)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
================================================================================
 $949                   $1,710                  $2,486                  $4,499
================================================================================

(2) If you annuitize your contract at the end of the applicable time period 4:

1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
================================================================================
 $949                   $1,710                  $2,486                  $4,499
================================================================================


(3) If you do not surrender your contract:

1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
================================================================================
 $949                   $1,710                  $2,486                  $4,499
================================================================================

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest contract anniversary value or a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

                                          COVERED PERSON
                                    ----------------------------
                                    MINIMUM              MAXIMUM
                                       AGE                AGE(1)
                                    -------              -------
One Owner                              50                   75

Joint Owners
(based on the age of                   50                   75
the older Owner)

IF YOU ELECT TWO COVERED PERSONS:

                              COVERED PERSON #1             COVERED PERSON #2
                            ----------------------        ----------------------
                            MINIMUM        MAXIMUM        MINIMUM        MAXIMUM
                               AGE          AGE(1)           AGE          AGE(1)
                            -------        -------        -------        -------
NON-QUALIFIED:
Joint Owners                   50            75              50            85

NON-QUALIFIED:
One Owner with
Spousal Beneficiary            50            75              50           N/A(2)

QUALIFIED:
One Owner with
Spousal Beneficiary            50            75              50           N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Benefit Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Benefit Base increased by an Income Credit. The Income Credit is calculated as 6% of the Income Credit Base, defined below. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life Plus calculated?" below for details.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

                                                                      MAXIMUM
                                                                       ANNUAL
                                                                     WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL                PERCENTAGE*
-----------------------------------------------------                -----------
At least age 50 but prior to 60th Birthday                               4%
At least age 60 but prior to 76th Birthday                               5%
On or after 76th birthday                                                6%

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

                                                                      MAXIMUM
                                                                       ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING                       WITHDRAWAL
COVERED PERSON AT TIME OF FIRST WITHDRAWAL                           PERCENTAGE*
-----------------------------------------------------                -----------
At least age 50 but prior to 60th Birthday                               4%
At least age 60 but prior to 76th Birthday                               5%
On or after 76th birthday                                                6%

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.

Are there investment requirements if I elect MarketLock For Life Plus?

Yes, as long as the feature is in effect, we require that you allocate your Gross Purchase Payments and subsequent Gross Purchase Payments in accordance with the investment requirements listed below.


--------------------------------------------------------------------------------
INVESTMENT GROUP             INVESTMENT          VARIABLE PORTFOLIOS AND/OR
                             REQUIREMENT               FIXED ACCOUNTS
--------------------------------------------------------------------------------
A. Bond, Cash and Fixed    Minimum [20]%      [Cash Management
   Accounts                Maximum [100]%     Corporate Bond
                                              Global Bond
                                              Government & Quality Bond

                                              DCA FIXED ACCOUNTS:
                                              DCA 6-Month
                                              DCA 12-Month

                                              FIXED ACCOUNTS:
                                              1-Year Fixed]
--------------------------------------------------------------------------------
B. Equity Maximum          Minimum  [0]%      [Aggressive Growth
                           Maximum [80]%      Alliance Growth
                                              American Funds Asset Allocation
                                              American Funds Global Growth
                                              American Funds Growth
                                              American Funds Growth-Income
                                              Asset Allocation (EAM)
                                              Balanced (JPM)
                                              Blue Chip Growth
                                              Capital Appreciation
                                              Davis Venture Value
                                              "Dogs" of Wall Street
                                              Equity Opportunities
                                              Foreign Value
                                              Fundamental Growth
                                              Global Equities
                                              Growth
                                              Growth-Income
                                              High-Yield Bond
                                              International Diversified Equities
                                              International Growth and Income
                                              Lord Abbett Growth and Income
                                              Lord Abbett Mid Cap Value
                                              Marsico Focused Growth
                                              MFS Massachusetts Investors Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              MFS Total Return
                                              Small & Mid Cap Value
                                              Telecom Utility
                                              Van Kampen LIT Comstock
                                              Van Kampen LIT Growth and Income
                                              Van Kampen LIT Strategic Growth
                                              Worldwide High Income]
--------------------------------------------------------------------------------
C.  Limited Equity         Minimum [0]%       [Capital Growth
                           Maximum [20]%      Emerging Markets
                                              Growth Opportunities
                                              Mid-Cap Growth
                                              Natural Resources
                                              Real Estate
                                              Small Company Value
                                              Technology]
--------------------------------------------------------------------------------

Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in good order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

    - any transfer or reallocation you initiate; or

    - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

    1. 100% of Gross Purchase Payments received during the first contract year; and

    2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. Please see SPOUSAL CONTINUATION below. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Benefit

Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

    CALCULATION OF THE BENEFIT BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

    On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

    (a) is the current Benefit Base; and

    (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

    CALCULATION OF THE BENEFIT BASE WHEN INCOME CREDIT IS AVAILABLE:

    The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

    On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Benefit Base could increase. The components used to determine this amount are:

    (a) the Benefit Base calculated based on the maximum Anniversary Value; and

    (b) the Income Credit plus the current Benefit Base.

If (a) is greater than (b), the Income Credit Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Income Credit and the Income Credit Base remains unchanged.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life Plus? below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

ALL YEARS IN WHICH THE
FEATURE IS IN EFFECT                                  ANNUALIZED FEE
---------------------------                       -----------------------
For One Covered Person                            [0.70%] of Benefit Base
For Two Covered Persons                           [0.95%] of Benefit Base

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

    BENEFIT BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Income Credit Base as follows:

    For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

    Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Income Credit Period end and Income Credit Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

    1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

    2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Can I extend the Benefit Base Evaluation Period beyond 10 years?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life Plus calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

    1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

    2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

    1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

    2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

    1. Annuitize the contract value under the contract's annuity provisions; or

    2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

    3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

    1. Annuitization of the contract; or

    2. Full surrender or termination of the contract; or

    3. A death benefit is paid and the contract is terminated; or

    4. Excess withdrawals reduce the contract value to zero; or

    5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

    6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

    1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

    2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock for Life Plus fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

ALL YEARS IN WHICH THE
FEATURE IS IN EFFECT                                    ANNUALIZED FEE
---------------------------                       -----------------------
For One Covered Person                            [0.70%] of Benefit Base
For Two Covered Persons                           [0.95%] of Benefit Base


THE FOLLOWING IS ADDED TO THE MARKETLOCK EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:

Assume you elect MarketLock for Life Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first anniversary is calculated as the Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life Plus, you invest an initial Gross Purchase Payment of $100,000, you make subsequent Gross Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value is $103,000. Therefore, your Benefit Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Benefit Bases, Income Credit Bases, and Income Credits are given as follows:

 CONTRACT        CONTRACT                         INCOME           INCOME
ANNIVERSARY       VALUE        BENEFIT BASE     CREDIT BASE        CREDIT
-----------      --------      ------------     -----------        -------
1st              $103,000      $106,000         $100,000           $ 6,000
2nd              $223,000      $218,000         $200,000           $12,000
3rd              $223,000      $230,000         $200,000           $12,000
4th              $223,000      $242,000         $200,000           $12,000
5th              $253,000      $285,800         $230,000           $13,800
6th              $303,000      $299,600         $230,000           $13,800

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Gross Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Income Credit is $12,000 (6% x $200,000) and your Benefit Base equals $218,000 ($206,000 + $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Gross Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800).
Any Gross Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Gross Purchase Payment in year 6 will not increase the Benefit Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments. Assume that your contract values, Benefit Bases, Income Credit Bases, and Income Credits are as follows:

 CONTRACT        CONTRACT                         INCOME           INCOME
ANNIVERSARY       VALUE        BENEFIT BASE     CREDIT BASE        CREDIT
-----------      --------      ------------     -----------        -------
1st              $103,000      $106,000         $100,000           $6,000
2nd              $115,000      $115,000         $115,000             N/A*
3rd              $107,000      $121,900         $115,000           $6,900
4th              $110,000      $128,800         $115,000           $6,900
5th              $140,000      $140,000         $140,000             N/A*
6th              $145,000      $148,400         $140,000           $8,400

* The Benefit Base calculated based on the maximum anniversary value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Income Credit.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 -- IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
AMOUNT:

Assume you elect MarketLock for Life Plus, and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Income Credit Base values, and Income Credit amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 -- $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500 ($107,920 -- $7,420), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464 ($148,400 minus
4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 6% of your new Income Credit Base (6% x $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 x 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.


Dated: October __, 2007


                Please keep this Supplement with your Prospectus

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION



With the exception of any paragraph that discusses the financial statements of the Registrant and Depositor, the Statement of Additional Information is incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-137882 and 811-09003, filed on July 25, 2007, Accession No.
0000950124-07-003764.



                                     PART C



Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


[TO BE UPDATED BY AMENDMENT]


(b) Exhibits


(1)   Resolutions Establishing Separate Account........................  2
(2)   Custody Agreements...............................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Form of Selling Agreement...................................  1
(4)   Variable Annuity Contract
      (a)  Annuity Contract............................................  9
      (b)  Return of Purchase Payment Death Benefit Endorsement........  9
      (c)  Purchase Payment Accumulation Death Benefit Endorsement.....  9
      (d)  Maximum Anniversary Value Death Benefit Endorsement.........  9
      (e)  Rights of Accumulation Endorsement..........................  9
      (f)  Letter of Intent Endorsement................................  9
      (g)  Guaranteed Minimum Withdrawal Benefit Endorsement...........  9
      (h)  Optional Enhanced Death Benefit Endorsement (EstatePlus)....  10
      (i)  Guaranteed Minimum Withdrawal Benefit Endorsement (GMWB with
           Bonus)......................................................  13
(5)   Application for Contract.........................................  1
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws of Depositor dated December 19,
           2001........................................................  5
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts...............................................  1
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of American Funds Form of Fund Participation
           Agreement...................................................  3
      (d)  Form of Lord Abbett Form of Fund Participation Agreement....  6
      (e)  Form of Van Kampen Form of Fund Participation Agreement.....  4
(9)   (a)  Opinion of Counsel and Consent of Depositor.................  11
(10)  Consent of Independent Registered Public Accounting Firm.........  Not Applicable
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  12
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Directors...................................................  12
      (c)  Support Agreement of American International Group, Inc......  8


---------------

 1 Incorporated by reference to Initial Registration Statement, File Nos.
   333-25473 and 811-03859, filed on April 18, 1997, Accession No.
   0000950148-97-000989.

 2 Incorporated by reference to Initial Registration Statement, File Nos.
   333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

 3 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.

 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

 5 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 15, File Nos. 333-65965 and 811-09003, filed on April 9, 2002, Accession No. 0000950148-02-000961.

 6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

 7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-88642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

 8 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005,
   Accession No. 0000950129-05-008801.

 9 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

10 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137882 and 811-09003, filed on December 15, 2006, Accession No. 0000950148-06-000158.

12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137882 and 811-09003, filed on April 25, 2007, Accession No. 0000950148-07-000090.


13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137867 and 811-03859, filed on February 14, 2007, Accession No. 0000950148-07-000041.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of July 1, 2007, the number of Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 5,629 of which 1,719 were qualified contracts and 3,910 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the

Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and State of California, on this 8th day of August, 2007.

                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           August 8, 2007
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            August 8, 2007
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 August 8, 2007
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  August 8, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        August 8, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           August 8, 2007
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    August 8, 2007
------------------------------------------------
*MANDA GHAFERI